Consolidated Statements Of Operations (Parenthetical) (USD $) In Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Operations [Abstract]
Processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method	$ 37.1	$ 34.6	$ 109.3	$ 99.3	$ 134.6	$ 107.7	$ 220.8